Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) PerformanceObligation	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Milestone payments	$ 50
Upfront fees recognized as revenue	350			$ 350
Milestone license revenue				$ 50
Revenue recognition, development milestones	65	$ 75	$ 60
Janssen Agreement
Restatement Of Previously Issued Consolidated Financial Statements [Line Items]
Fixed upfront fee	350
Milestone payments	$ 50
Number of performance obligations | PerformanceObligation	2